Interest in joint venture	9 Months Ended
Sep. 30, 2021
Interests In Other Entities [Abstract]
Interest in joint venture	Interest in joint venture
On December 14, 2020, the Company announced the formation of a new joint venture company, Overland ADCT BioPharma, with Overland Pharmaceuticals (“Overland”), a fully integrated biopharmaceutical company backed by Hillhouse Capital. Overland ADCT BioPharma will develop and commercialize one of the Company’s ADC products, ZYNLONTA, and three of the Company’s ADC product candidates, ADCT-601, ADCT-602 and ADCT-901 (collectively, the “Licensed Products”), in greater China and Singapore (the “Territory”). The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of September 30, 2021.

(in KUSD)
Interest in joint venture
January 1, 2021	47,908
Share of results in joint venture	(3,906)
September 30, 2021	44,002
As of September 30, 2021, the deferred gain arising from the Company’s contribution for its equity investment in the joint venture remained unchanged from December 31, 2020. The Company’s carrying value of its investment in a joint venture increases or decreases in relation to the Company’s proportionate share of comprehensive income or loss of the joint venture. When the Company’s share of losses of a joint venture exceeds the Company’s interest in that joint venture less the carrying value of the deferred gain described below, the Company ceases to recognize its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture.
The tables below provide summarized financial information for Overland ADCT BioPharma that is material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	September 30, 2021	December 31, 2020
Cash and cash equivalents	43,533	50,000
Prepaid and other current assets	317	—
Intangible assets	48,040	48,040
Total liabilities	2,093	269
Net assets	89,797	97,771

Summarized Statement of Comprehensive Loss (1)	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Operating expenses	4,465	8,120
Net loss	4,511	7,972
(1) There is no summarized statement of comprehensive loss for the three and nine months ended September 30, 2020 as Overland ADCT BioPharma was established in December 2020.